Revenue Recognition - Deferred Contract Fulfillment Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement In Deferred Contract Fulfillment Costs [Roll Forward]
Beginning balance	$ 4,456	$ 3,673	$ 2,930
Additions to deferred contract fulfillment costs	3,010	2,635	2,189
Amortization of deferred contract fulfillment costs	(2,201)	(1,852)	(1,446)
Impairment of deferred contract fulfillment costs	(249)	0	0
Ending balance	$ 5,016	$ 4,456	$ 3,673